Debentures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary of Detailed Information About Debentures Issued

Issuance	Quantity (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108.0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,093.87	438,010
2st	400,000	107.5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,016.83	406,351

Total	800,000								844,361

Summary of Detailed Information on Debentures Outstanding

	March 31, 2020	December 31, 2019
Principal	800,000	800,000
Interest	56,258	47,127
Payments	(11,897)	(11,897)

Total	844,361	835,230

Current	444,361	435,230
Non-current	400,000	400,000

Summary of Detailed Information About Debentures Issued

Issuance	Quantity (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108,0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,082.01	433,262
2st	400,000	107,5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,005.88	401,968

Total	800,000								835,230

Summary of Detailed Information on Debentures Outstanding

	2019	2018
Principal	800,000	400,000
Interest	47,127	6,538
Payments	(11,897)	—

Total	835,230	406,538

Current	435,230	—
Non-current	400,000	406,538